Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	CARDIO DIAGNOSTICS HOLDINGS, INC.
Entity Central Index Key	0001870144
Entity Primary SIC Number	6770
Entity Tax Identification Number	87-0925574
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 North Abderdeen Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Chicaco
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60642
City Area Code	(855) 226-9991
Local Phone Number	226-9991
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false